Note 14 - Regulatory Capital (Details) - Reconciliation of GAAP Capital and Regulatory Capital (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible actual amount	$ 36,209	$ 35,862	$ 34,651
Tangible actual ratio	10.64%	10.39%	9.93%
Tangible amount for capital adequacy purposes	5,105	5,179	5,234
Tangible amount to be well capitalized under prompt corrective action provisions
Tangible ratio to be well capitalized under prompt corrective action provisions
Core (leverage) actual amount	36,209	35,862	34,651
Core (leverage) actual ratio	10.64%	10.39%	9.93%
Core (leverage) amount for capital adequacy purposes	13,613	13,812	13,958
Core (leverage) amount to be well capitalized under prompt corrective action provisions	17,016	17,264	17,447
Tier 1 risk-based actual amount	36,209	35,862	34,651
Tier 1 risk-based actual ratio	17.68%	17.45%	16.87%
Tier 1 risk-based amount for capital adequacy purposes	8,193	8,221	8,216
Tier 1 risk-based ratio for capital adequacy purposes	17.68%	17.45%	16.87%
Tier 1 risk-based amount to be well capitalized under prompt corrective action provisions	12,290	12,331	12,324
Total risk-based actual amount	38,783	38,444	37,243
Total risk-based actual ratio	18.93%	18.71%	18.13%
Total risk-based amount for capital adequacy purposes	16,387	16,442	16,432
Total risk-based amount to be well capitalized under prompt corrective action provisions	$ 20,483	$ 20,552	$ 20,539
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible ratio for capital adequacy purposes	1.50%	1.50%	1.50%
Core (leverage) ratio for capital adequacy purposes	4.00%	4.00%	4.00%
Core (leverage) ratio to be well capitalized under prompt corrective action provisions	5.00%	5.00%	5.00%
Tier 1 risk-based actual ratio	4.00%	4.00%	4.00%
Tier 1 risk-based ratio for capital adequacy purposes	4.00%	4.00%	4.00%
Tier 1 risk-based ratio to be well capitalized under prompt corrective action provisions	6.00%	6.00%	6.00%
Total risk-based ratio for capital adequacy purposes	8.00%	8.00%	8.00%
Total risk-based ratio to be well capitalized under prompt corrective action provisions	10.00%	10.00%	10.00%